Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	$ 8,157,688	$ 7,948,379	$ 7,633,340
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	8,157,688	7,948,379	$ 7,633,340
Acquisitions through business combinations, biological assets	18,440,177	19,611,307
Decrease due to harvest, biological assets	$ (18,230,868)	$ (19,296,268)